ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME

NOTE 18 - ACCUMULATED OTHER COMPREHENSIVE INCOME

The following tables summarize the changes within each classification of accumulated other comprehensive income, net of tax, for the year ended December 31, 2015 and summarizes the significant amounts reclassified out of each component of accumulated other comprehensive income.

Changes in Accumulated Other Comprehensive Income by Component
For the Year Ended December 31, 2015(1)
	Unrealized Gains and Losses on Available-for-Sale Securities	Total
Accumulated Other Comprehensive Income at January 1, 2015	$197,331	$197,331

Other comprehensive income before reclassifications	207,264	207,264
Amount reclassified from accumulated other comprehensive income(2)	(6,601)	(6,601)
Net current-period other comprehensive income	200,663	200,663

Accumulated Other Comprehensive Income at December 31, 2015	$397,994	$397,994

(1) All amounts are net of tax.

(2) See table below for details about reclassifications.

Reclassifications out of Accumulated Other Comprehensive Income
For the Year Ended December 31, 2015
Details about Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income	Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains and losses on available-for-sale securities	$10,821	Gain on sale of securities
	(4,220)	Tax expense
Total reclassifications for the period	$6,601	Net of tax

The following tables summarize the changes within each classification of accumulated other comprehensive income, net of tax, for the year ended December 31, 2014, and summarizes the significant amounts reclassified out of each component of accumulated other comprehensive income:

Changes in Accumulated Other Comprehensive Income by Component
For the Year Ended December 31, 2014(1)
	Unrealized Gains and Losses on Available-for-Sale Securities	Total
Accumulated Other Comprehensive Loss at January 1, 2014	$(1,692,488)	$(1,692,488)

Other comprehensive income before reclassifications	1,958,938	1,958,938
Amount reclassified from accumulated other comprehensive income(2)	(69,119)	(69,119)
Net current-period other comprehensive income	1,889,819	1,889,819

Accumulated Other Comprehensive Income at December 31, 2014	$197,331	$197,331

(1) All amounts are net of tax.

(2) See table below for details about reclassifications.

Reclassifications out of Accumulated Other Comprehensive Income
For the Year Ended December 31, 2014
Details about Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income	Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains and losses on available-for-sale securities	$109,712	Gain on sale of securities
	(40,593)	Tax expense
Total reclassifications for the period	$69,119	Net of tax